SEGMENTS AND GEOGRAPHIC REGIONS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Reportable segment net sales	$ 12,386	$ 12,068	$ 13,017
Operating Segments
Segment Reporting Information [Line Items]
Reportable segment net sales	$ 12,386	$ 12,068	$ 12,936